Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill
The changes in the carrying amount of goodwill consisted of the following:

(In thousands)	Goodwill
Balance at December 31, 2020	$164,194
Business acquisition of TTC	57,574
Measurement period adjustment–TTC	347
Business acquisition of Glocal	91,871
Measurement period adjustment–Glocal	4,042
Measurement period adjustment–BHS	238
Measurement period adjustment–Thrasys	(3,052)
Business acquisition of Innovations	143,730
Business acquisition of Cloudbreak	110,968
Foreign exchange	(1,960)

Balance at June 30, 2021	$567,952

Schedule of Changes in Carrying Amounts of Intangible Assets
The changes in carrying amounts of intangible assets consisted of the following:

(In thousands)	Trade Names	Technology and Intellectual Property	Customer Relationships	Total
December 31, 2020	$7,065	$10,705	$10,012	$27,782
Additions	25,025	51,939	23,000	99,964
Amortization	(792)	(2,037)	(683)	(3,512)
Foreign exchange	—	(771)	—	(771)

June 30, 2021	$31,298	$59,836	$32,329	$123,463

At December 31, 2020, intangible assets consisted of the following:

	Approximate Fair Value	Estimated Useful Life
		(in years)
Technology and intellectual property	$10,825,000	10
Customer relationships	10,125,000	10
Trade names	7,150,000	10

Total fair value of identifiable intangible assets	$27,875,000

Schedule of Estimated Amortization Expense Related to Definite-Lived Intangible Assets
The estimated amortization expense related to definite-lived intangible assets for the five succeeding years is as follows:

(In thousands)	Trade Name Amortization	Technology and Intellectual Property Amortization	Customer Relationships Amortization	Total
Remaining 2021	$1,550	$4,032	$1,472	$7,054
2022	3,100	8,063	2,945	14,108
2023	3,092	8,063	2,945	14,100
2024	2,674	8,063	2,945	13,682
2025	2,650	8,063	2,945	13,658
Thereafter	18,232	23,552	19,077	60,861

	$31,298	$59,836	$32,329	$123,463

The estimated amortization expense related to definite-lived intangible assets for the five succeeding years is as follows:

		Developed	Customer
	Trade Name	Technology	Relationships
	Amortization	Amortization	Amortization
2021	$767,500	$1,082,500	$1,012,500
2022	767,500	1,082,500	1,012,500
2023	767,500	1,082,500	1,012,500
2024	692,500	1,082,500	1,012,500
2025	692,500	1,082,500	1,012,500
Thereafter	3,377,223	5,292,222	4,950,000

	$7,064,723	$10,704,722	$10,012,500